Income tax - Specification of deferred tax assets (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Specification of deferred tax assets:
Tax losses carried forward (available indefinitely)	kr 2,231,049	kr 1,281,505	kr 681,531
Research and development expenses	842,775	732,389	460,007
Intangible assets	51,154	40,373	35,849
Non-current assets	89,414	66,419	51,677
Liabilities	126,174	188,787	139,890
Other	55,075	58,483	70,306
Total temporary differences	3,395,641	2,365,956	1,439,260
Calculated potential deferred tax asset at local tax rate	749,198	514,239	316,637
Deferred tax asset not expected to be utilized	(735,673)	(505,869)	(316,637)
Recognized deferred tax asset	kr 13,525	kr 8,370	kr 0